TPR Firm:		Report Date:	7/28/2025
Client Name:	Loan Funding Structure III LLC	Report:	Exception Report
Deal Name:	BRAVO 2025-NQM8	Loans in report:	2

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	200000175	XXX	D	A	D	A	D	A	C	A	Closed	FVAL3825	2024-08-09 14:12	2024-08-20 10:24	Resolved	1 - Information	C	A	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Resolved-Received disaster inspection reflecting no damage to subject property. - Due Diligence Vendor-08/20/2024
Ready for Review-Document Uploaded.  - Seller-08/20/2024
Counter-Lender commentary received. Still missing copy of reinspection from FEMA DR-4798-Tx (hurricane XXX) disaster was declared on XXX vs appraisal dated XXX. - Due Diligence Vendor-08/16/2024
Ready for Review-sorry please disregard the last comment, PDI has been ordered thank you! - Seller-08/16/2024
Counter- - Due Diligence Vendor-08/16/2024
Ready for Review-XXX SAID THERE'S NO NEED FOR IT ANYMORE PLEASE CLEAR - Seller-08/16/2024
Counter-Lender commentary received. Still missing copy of reinspection from FEMA DR-4798-Tx (hurricane XXX) disaster was declared on XXX vs appraisal dated XXX.  - Due Diligence Vendor-08/16/2024
Ready for Review-ORDERED - Seller-08/15/2024
Open-FEMA DR-4798-Tx (hurricane XXX) incident period XXX and disaster was declared on XXX vs appraisal dated XXX. Missing copy of reinspection report to assure no property damage. - Due Diligence Vendor-08/09/2024	Ready for Review-Document Uploaded. - Seller-08/20/2024
 Ready for Review-sorry please disregard the last comment, PDI has been ordered thank you! - Seller-08/16/2024
 Ready for Review-XXX SAID THERE'S NO NEED FOR IT ANYMORE PLEASE CLEAR - Seller-08/16/2024
 Ready for Review-ORDERED - Seller-08/15/2024
Resolved-Received disaster inspection reflecting no damage to subject property. - Due Diligence Vendor-08/20/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 06 months.
LTV is less than guideline maximum - XXX% LTV is XXX% less
																										than maximum LTV per guidelines 80%		XXX XXX PDI.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	200000175	XXX	D	A	D	A	D	A	C	A	Closed	FCRE7497	2024-08-07 16:48	2024-08-16 16:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received supporting documentation, resolved. - Due Diligence
Vendor-08/16/2024
Ready for Review-Document Uploaded.  - Seller-08/15/2024
Open-Missing copy of the Note reflecting repayment terms for the recent loan taken against property at XXX and XXX. Subject to re-calculation of debt
ratio upon receipt. - Due Diligence Vendor-08/07/2024	Ready for Review-Document Uploaded. - Seller-08/15/2024	Resolved-Received supporting documentation, resolved. - Due Diligence Vendor-08/16/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 06 months.
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%		XXX XXX PROPERTY PROFILES.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	200000175	XXX	D	A	D	A	D	A	C	A	Closed	FCRE5782	2024-08-07 10:14	2024-08-16 10:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Lender commentary received - Gap credit report is not required for DSCR loans. - Due Diligence Vendor-08/16/2024
Ready for Review-this is a DSCR loan no softpull is required  - please clear
Underwriting Guidelines
deposit, the taxpayer must sign an Assignment of Purchase and Sale Agreement with the QI/Accommodator/Facilitator prior to the disbursement.
Trust Account Funds
Funds from a borrower’s Trust Account are an acceptable source for the down payment, closing costs, and reserves provided the borrower has immediate access to the funds. Written documentation of the value of the Trust Account from either the trust manager or the trustee and document the conditions under which the borrower has access to the funds and the effect, if any, that the withdrawal of funds will have on trust income used in qualifying the borrower for the mortgage. The trust agreement or trust certificate also should be provided.
U.S. Savings Bonds
U.S. Savings Bonds are an acceptable source of funds for down payment, closing costs and reserves. To use U.S. Savings Bonds for closing funds and cash reserves calculations, the borrower should provide a list of amounts, serial numbers, and maturity dates of the bonds. Photocopies should not be made. U. S. Savings Bonds should be based on their purchase price unless the redemption value can be documented.
6.4 Ineligible Asset Types
Examples include, but are not limited to, the following:
• Unsecured Borrowed Funds: Unsecured loans, unsecured credit lines, advances against overdraft protection or advances against credit cards or lines are not acceptable sources for funds needed to close or for reserve requirements.
• Cash on Hand.
• Non-liquidated cryptocurrencies, other than Bitcoin.
• Non-marketable Securities: Non-marketable Securities are not traded on a major stock market exchange, and their valuation and market value cannot readily be obtained. Non-marketable securities (stocks and V bonds) are not used to calculate cash reserve requirements.
• Sweat Equity (Work Equity): Sweat equity is not an acceptable source of funds for the down payment, closing costs, or reserves, since it is difficult to accurately assess the contributory value of sweat equity work.
• Restricted Securities: Restricted Securities are not an acceptable source of funds. Restricted Securities cannot be readily traded due to Rule 144 and Security and Exchange Commission (SEC) regulations.
• Assets generated from activity that is illegal on a local, state, and/or federal level, including all marijuana related activities.
7.0 Credit Requirements
Utilization and timely repayment of credit is a strong positive factor in determining a borrower’s credit risk profile. This chapter of the guideline addresses requirements for borrower’s credit profile. A merged credit report is required from all borrowers containing information from all three credit bureaus. A report for any borrower containing only two bureaus is acceptable to the extent that it is the extent of the information available on said borrower. Any frozen bureaus must be unfrozen, and credit information obtained. The credit report is good for 90 days from report date to Page 51 of 83 NonQM Underwriting Guidelines note date. A soft pull dated within 10 calendar days of funding or undisclosed monitoring through the funding date must be provided with the closed loan package for NonQM Full Documentation and NonQM Bank Statement Loans only. Any new inquiries, accounts, or derogatory information to be acceptably explained/documented by the
Borrower. An inquiry letter is not required for Express DSCR loans - Seller-08/15/2024
Open-Guidelines require a soft pull within 10 days of note date, this is missing from the loan file. - Due Diligence Vendor-08/09/2024	Ready for Review-this is a DSCR loan no softpull is required - please clear
Underwriting Guidelines
deposit, the taxpayer must sign an Assignment of Purchase and Sale Agreement with the QI/Accommodator/
Facilitator prior to the disbursement.
Trust Account Funds
Funds from a borrower’s Trust Account are an acceptable source for the down payment, closing costs, and reserves provided the borrower has immediate access to the funds. Written documentation of the value of the
Trust Account from either the trust manager or the trustee and document the conditions under which the borrower has access to the funds and the effect, if any, that the withdrawal of funds will have on trust income used in qualifying the borrower for the mortgage. The trust agreement or trust certificate also should be provided.
U.S. Savings Bonds
U.S. Savings Bonds are an acceptable source of funds for down payment, closing costs and reserves. To use U.S.
Savings Bonds for closing funds and cash reserves calculations, the borrower should provide a list of amounts, serial numbers, and maturity dates of the bonds. Photocopies should not be made. U. S. Savings Bonds should be based on their purchase price unless the redemption value can be documented.
6.4 Ineligible Asset Types
Examples include, but are not limited to, the following:
• Unsecured Borrowed Funds: Unsecured loans, unsecured credit lines, advances against overdraft protection or advances against credit cards or lines are not acceptable sources for funds needed to close or for reserve requirements.
• Cash on Hand.
• Non-liquidated cryptocurrencies, other than Bitcoin.
• Non-marketable Securities: Non-marketable Securities are not traded on a major stock market exchange, and their valuation and market value cannot readily be obtained. Non-marketable securities (stocks and bonds) are not used to calculate cash reserve requirements.
• Sweat Equity (Work Equity): Sweat equity is not an acceptable source of funds for the down payment, closing costs, or reserves, since it is difficult to accurately assess the contributory value of sweat equity work.
• Restricted Securities: Restricted Securities are not an acceptable source of funds. Restricted Securities cannot be readily traded due to Rule 144 and Security and Exchange Commission (SEC) regulations.
• Assets generated from activity that is illegal on a local, state, and/or federal level, including all marijuana related activities.
7.0 Credit Requirements
Utilization and timely repayment of credit is a strong positive factor in determining a borrower’s credit risk profile. This chapter of the guideline addresses requirements for borrower’s credit profile. A merged credit report is required from all borrowers containing information from all three credit bureaus. A report for any borrower containing only two bureaus is acceptable to the extent that it is the extent of the information available on said borrower. Any frozen bureaus must be unfrozen, and credit information obtained. The credit report is good for 90 days from report date to Page 51 of 83 NonQM Underwriting Guidelines note date. A soft pull dated within 10 calendar days of funding or undisclosed monitoring through the funding date must be provided with the closed loan package for NonQM Full Documentation and NonQM Bank Statement Loans
only. Any new inquiries, accounts, or derogatory information to be acceptably explained/documented by the
Borrower. An inquiry letter is not required for Express DSCR loans - Seller-08/15/2024	Resolved-Lender commentary received - Gap credit report is not required for DSCR loans. - Due Diligence Vendor-08/16/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 06 months.
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	200000175	XXX	D	A	D	A	D	A	C	A	Closed	FCOM8805	2024-08-07 16:10	2024-08-16 10:01	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Borrower Authorization	Resolved-Received borrower authorization. - Due Diligence Vendor-08/16/2024
Ready for Review-Document Uploaded.  - Seller-08/15/2024
Open-Credit report dated XXX pulled by XXX is dated prior to the borrower's authorization dated XXX. Missing documentation to support borrower's authorization to pull credit pulled on 05/21/2024. - Due Diligence Vendor-08/07/2024	Ready for Review-Document Uploaded. - Seller-08/15/2024	Resolved-Received borrower authorization. - Due Diligence Vendor-08/16/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 06 months.
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%		XXX XXX CREDIT AUTH.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	200000174	XXX	D	A	A	A	D	A	C	A	Closed	FVAL3825	2024-08-06 12:08	2024-08-20 10:19	Resolved	1 - Information	C	A	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Resolved-Received disaster inspection reflecting no damage to subject property. - Due Diligence Vendor-08/20/2024
Ready for Review-Document Uploaded.  - Seller-08/20/2024
Counter-Lender commentary received. Still missing reinspection report from FEMA DR-4798-TX disaster declared on XXX vs appraisal dated XXX.  - Due Diligence Vendor-08/16/2024
Ready for Review-ordered - Seller-08/15/2024
Open-FEMA DR-4798-Tx incident period XXX and disaster was declared on XXX vs appraisal dated XXX. Missing copy of reinspection report. - Due Diligence Vendor-08/06/2024	Ready for Review-Document Uploaded. - Seller-08/20/2024 Ready for Review-ordered - Seller-08/15/2024	Resolved-Received disaster inspection reflecting no damage to subject property. - Due Diligence Vendor-08/20/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 25.52 months
DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.0
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 660.		XXX XXX PDI.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	200000174	XXX	D	A	A	A	D	A	C	A	Closed	FCOM8805	2024-08-06 12:00	2024-08-16 09:48	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Borrower Authorization	Resolved-Received borrower authorization. - Due Diligence Vendor-08/16/2024
Ready for Review-Document Uploaded.  - Seller-08/15/2024
Open-Credit report dated XXX pulled by XXX is dated prior to the borrower's authorization dated XXX. Missing documentation to support borrower's authorization to pull credit pulled on XXX. - Due Diligence Vendor-08/06/2024	Ready for Review-Document Uploaded. - Seller-08/15/2024	Resolved-Received borrower authorization. - Due Diligence Vendor-08/16/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 25.52 months
DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.0
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 660.		XXX XXX Credit Auth.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	Investment	Purchase	NA	N/A	N/A